MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION
Defined contribution plan expenses	$ 19.3	$ 16.4	$ 10.0
Aggregate balance of statutory common reserves	172.3	$ 171.7	$ 171.7
Restrictions of statutory reserves	$ 3,228.8